Other Current Liabilities (Changes In Product Warranty Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Current Liabilities [Abstract]
Beginning of year	$ 1,714	$ 1,300	$ 1,102
Accruals	3,170	2,930	2,222
Usage	(3,161)	(2,516)	(2,024)
Balance at end of year	$ 1,723	$ 1,714	$ 1,300